Cash at Banks (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Total cash and cash equivalents	$ 192,459,867	$ 184,732,364	$ 104,150,495	$ 102,348,170
Cash and Cash Equivalents [member]
Statement Line Items [Line Items]
Cash and bank balances	167,767,393	159,478,364
Deposits with original maturities of three months or less	24,692,474	25,254,000
Total cash and cash equivalents	$ 192,459,867	$ 184,732,364